Subsequent Event (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended					0 Months Ended			1 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	May 01, 2014 Hauser Holdings Llc [Member]	Jun. 10, 2014 Bbs Capital Fund Lp [Member]	Jun. 26, 2014 Chief Executive Officer [Member]	May 05, 2014 Stock Option [Member]	Jan. 31, 2014 Stock Option [Member]	Jun. 30, 2014 Stock Option [Member]	Nov. 07, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Oct. 23, 2014 Subsequent Event [Member] acre	Oct. 08, 2014 Subsequent Event [Member] acre	Sep. 04, 2014 Subsequent Event [Member] Hauser Holdings Llc [Member]	Sep. 04, 2014 Subsequent Event [Member] Bbs Capital Fund Lp [Member]	Oct. 08, 2014 Subsequent Event [Member] Energen Resources Corporation [Member] wells acre	Oct. 23, 2014 Subsequent Event [Member] Brigham Resources Operating [Member] wells acre	Sep. 02, 2014 Subsequent Event [Member] Senior Notes [Member]
Subsequent Event [Line Items]
Proceeds from sold undeveloped leased acreage		$ 5,371,788	$ 592,702	$ 34,667								$ 293,333	$ 2,100,000
Contingent payment	78,300	78,300
Gain on the sale of the property		3,004,721	402,901	34,467								79,935	1,200,000
Gain (Loss) on Disposition of Business			402,901	34,467									1,200,000
Loans					800,000	500,000
Loans due date					Aug. 31, 2014	Aug. 31, 2014
Debt interest rate					10.00%	10.00%
Option granted		250,000						30,000	20,000	50,000
Option exercise price per share		$ 6.15							$ 6.15
Stock Issued During Period, Shares, New Issues							190,477				112,250
New stock issued during the period, value		2,000,009									2,200,000
Stock issued price per share							$ 10.50
Senior note																				45,000,000
Initial sale of senior note																				16,000,000
Warrants issued to purchase of common stock																				1,300,000
Warrants exercise price																				$ 5.00
Warrants expiration term																				The Company paid a 3% origination fee to the Investor and a 5% cash commission to its advisors on the transaction
Repayment of loan amount																$ 828,222	$ 512,500
Working interest gross, acres														206	33			6,166	15,000
Working interest net, acres														161	29			5,505	11,773
Number of wells																		1	2
Percentage of working interest																		0.5333%	1.371%
Productive wells lease description											The Company acquired additional working interests in all of its producing wells, Locker State #1H (18.0%), Graham #1H (18.0%), Woods #1H (10.0%), Vastar State #1V (5.0%), Jackson #1H (7.1%) and Emily Bell #1H (1.5%), as well as the drilled, but yet to be completed, Woods #2H (4.5%) and the completed, but currently shut in, SM Prewitt #1H (18.0%). Additionally, it acquired an additional 18.0% of all of the remaining undrilled working interests in the SM Prewitt, Locker State and Graham leases, 16.5% of the undrilled Johnson 103 and 138 leases as well as 5.0% of all of the remaining undrilled working interests in the Woods, Vastar State, Jackson and Emily Bell leases.